Shareholder Fees (Vanguard Short-Term Government Bond Index Fund Participant)	Vanguard Short-Term Government Bond Index Fund Vanguard Short-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none